Consolidated Statements of Loss and Comprehensive Loss shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Revenue
Expenses:
Research and development (notes 11)	6,274	7,834	10,322	4,865	6,254
General and administrative (note 12)	5,552	6,439	8,344	7,992	9,845
Operating Expenses	11,826	14,273	18,666	12,857	16,099
Finance expense (note 13)		46	66	34	43
Finance income (note 13)	(165)	(79)	(105)	(1,180)	(1,516)
Net finance income	(165)	(33)	(39)	(1,146)	(1,473)
Net loss for the year	(11,661)	(14,240)	(18,627)	(11,711)	(14,626)
Other comprehensive loss
Translation adjustment		485		(3,519)
Comprehensive loss for the year	$ (11,661)	$ (13,755)	$ (18,627)	$ (15,230)	$ (14,626)
Basic and diluted loss per common share (in dollars per share) | (per share)	$ (0.52)	$ (1.12)	$ (1.46)	$ (0.98)	$ (1.23)
Weighted average number of common shares outstanding used in the calculation of (in thousands) (note 9(e)): Basic and diluted loss per common share (in shares)	22,313	12,743	12,743	11,906	11,906